Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have a policy governing the granting of stock options, stock appreciation rights, and similar instruments with option-like features (“stock options”) in relation to the disclosure of material non-public information. The compensation committee intends to grant stock options, if any, according to a predetermined schedule, or, if outside of the typical annual award schedule, during an open trading window under the Company’s insider trading policy, to the extent possible, to minimize the risk of grant decisions being made while any consultant, employee or director of the Company or any of their affiliates is in possession of material non-public information. The compensation committee does not take material non-public information into account when determining the timing and terms of a stock option award. Similarly, we do not time the release of material non-public information based on stock option award grant dates.

Award Timing Method	The compensation committee intends to grant stock options, if any, according to a predetermined schedule, or, if outside of the typical annual award schedule, during an open trading window under the Company’s insider trading policy, to the extent possible, to minimize the risk of grant decisions being made while any consultant, employee or director of the Company or any of their affiliates is in possession of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee does not take material non-public information into account when determining the timing and terms of a stock option award. Similarly, we do not time the release of material non-public information based on stock option award grant dates.
MNPI Disclosure Timed for Compensation Value	false